Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	2015	2014
Finished goods	$670.291	$677.110
Health care supplies	395.342	170.614
Raw materials and purchased components	206.525	197.920
Work in process	68.593	69.910
Inventories	$1.340.751	$1.115.554